                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):   [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Inc.
             -----------------------------
Address:     1440 Kiewit Plaza
             -----------------------------
             Omaha, NE 68131
             -----------------------------

             -----------------------------

Form 13F File Number: 28-4545
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              --------------------
Title:        Vice President
              --------------------
Phone:        402-346-1400
              --------------------
Signature, Place, and Date of Signing:

/s/ Marc D. Hamburg            Omaha, NE                 May 13, 2005
----------------------------   ------------------------  ------------
[Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number      Name

     28-5194                  General Re - New England Asset Management, Inc.
     -------                  -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                     20
                                                            -------------

Form 13F Information Table Entry Total:                                68
                                                            -------------

Form 13F Information Table Value Total:                     $  35,241,352
                                                            -------------
                                                               (thousands)

Confidential Information has been omitted from the public Form 13F and filed with the Commission. Included in this information is information regarding Berkshire's position in Sun Trust Banks Inc. included in its June 30, 2004 public Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
    ---       --------------------      ----
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-                       BH Columbia Inc.
     3.       28-5676                   BHG Life Insurance Co.
     4.       28-719                    Blue Chip Stamps
     5.       28-554                    Buffett, Warren E.
     6.       28-1517                   Columbia Insurance Co.
     7.       28-2226                   Cornhusker Casualty Co.
     8.       28-                       Cypress Insurance Company
     9.       28-                       Fechheimer Brothers Company
    10.       28-852                    GEICO Corp.
    11.       28-101                    Government Employees Ins. Corp.
    12.       28-1066                   National Fire & Marine
    13.       28-718                    National Indemnity Co.
    14.       28-5006                   National Liability & Fire Ins. Co.
    15.       28-                       Nebraska Furniture Mart
    16.       28-717                    OBH Inc.
    17.       28-2740                   Plaza Investment Managers
    18.       28-1357                   Wesco Financial Corp.
    19.       28-3091                   Wesco Financial Ins. Co.
    20.       28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2005


                                                                     Column 6
                                      Column 4                Investment Discretion                                   Column 8
                                       Market      Column 5   ---------------------                                Voting Authority
                Column 2   Column 3    Value      Shares or          (b)      (c)         Column 7          ------------------------
Column 1        Title of    CUSIP       (In       Principal   (a)   Shared-  Shared-       Other                (a)      (b)     (c)
Name of Issuer  Class       Number   Thousands)    Amount $   Sole  Defined  Other        Managers              Sole    Shared  None
--------------  --------   --------  ----------  -----------  ----  -------  -------  -------------------   ----------- ------  ----
American
  Express
  Co.           Com      025816 10 9    884,869   17,225,400          X              5, 2, 6, 16             17,225,400
                                        410,684    7,994,634          X              5, 12, 16                7,994,634
                                      6,177,545  120,255,879          X              5, 13, 16              120,255,879
                                         99,817    1,943,100          X              5, 4, 16, 18, 19, 20     1,943,100
                                         71,903    1,399,713          X              5, 15, 16                1,399,713
                                         43,142      839,832          X              5, 9, 16                   839,832
                                        100,282    1,952,142          X              5, 16                    1,952,142
American
  Standard
  Companies     Com      029712 10 6    487,942   10,497,900          X              5, 10, 11, 13, 16, 17   10,497,900
Block H & R     Com      093671 10 5    683,381   13,510,900          X              5, 13, 16               13,510,900
Coca Cola       Com      191216 10 0     16,668      400,000          X              5, 16                      400,000
                                         74,006    1,776,000          X              5, 14, 16                1,776,000
                                        300,257    7,205,600          X              5, 4, 16, 18, 19, 20     7,205,600
                                      1,672,701   40,141,600          X              5, 2, 6, 16             40,141,600
                                      5,831,533  139,945,600          X              5, 13, 16              139,945,600
                                        380,830    9,139,200          X              5, 12, 16                9,139,200
                                         20,002      480,000          X              5, 15, 16                  480,000
                                         38,003      912,000          X              5, 8, 16                   912,000
Comcast Corp    CLA SPL  20030N 20 0    334,400   10,000,000          X              5, 10, 11, 13, 16, 17   10,000,000
Comdisco
  Holding Co.   Com      200334 10 0     16,840    1,202,832          X              5, 13, 16                1,202,832
                                          4,188      299,148          X              5, 2, 6, 16                299,148
                                            238       16,998          X              5, 12, 16                   16,998
Costco
  Wholesale
  Corp.         Com      22160K 10 5    232,122    5,254,000          X              5, 13, 16                5,254,000
Dean
  Foods Co.     Com      242370 10 4     12,880      375,500          X              5, 10, 11, 13, 16, 17      375,500
First Data
  Corporation   Com      319963 10 4    314,480    8,000,000          X              5, 10, 11, 13, 16, 17    8,000,000
Gannett
  Inc.          Com      364730 10 1    272,636    3,447,600          X              5, 13, 16                3,447,600
Gap Inc.        Com      364760 10 8    337,084   15,434,243          X              5, 10, 11, 13, 16, 17   15,434,243
The Gillette
  Co.           Com      375766 10 2  3,028,800   60,000,000          X              5, 13, 16               60,000,000
                                      1,049,984   20,800,000          X              5, 2, 6, 16             20,800,000
                                        323,072    6,400,000          X              5, 12, 16                6,400,000
                                        323,072    6,400,000          X              5, 4, 16, 18, 19, 20     6,400,000
                                         40,384      800,000          X              5, 14, 16                  800,000
                                         80,768    1,600,000          X              5, 8, 16                 1,600,000
                                        251,390    4,980,000          X              5, 10, 11, 13, 16, 17    4,980,000
                                     ----------
                                     23,915,903
                                     ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2005

                                                                     Column 6
                                      Column 4                Investment Discretion                                   Column 8
                                       Market      Column 5   ---------------------                                Voting Authority
                Column 2   Column 3    Value      Shares or          (b)      (c)         Column 7          ------------------------
Column 1        Title of    CUSIP       (In       Principal   (a)   Shared-  Shared-       Other                (a)      (b)     (c)
Name of Issuer  Class       Number   Thousands)    Amount $   Sole  Defined  Other        Managers              Sole    Shared  None
--------------  --------   --------  ----------  -----------  ----  -------  -------  -------------------   ----------- ------  ----

Iron
  Mountain Inc. Com      462846 10 6    144,200    5,000,000          X              5, 8, 11, 13, 16, 17     5,000,000
M & T Bank
  Corporation   Com      55261F 10 4    612,060    5,997,060          X              5, 13, 16                5,997,060
                                         55,725      546,000          X              5, 10, 11, 13, 16, 17      546,000
                                         16,911      165,700          X              5, 12, 16                  165,700
Moody's         Com      615369 10 5  1,305,105   16,140,300          X              5, 13, 16               16,140,300
                                        635,535    7,859,700          X              5, 10, 11, 13, 16, 17    7,859,700
Mueller
  Industries    Com      624756 10 2     23,978      851,800          X              5, 13, 16                  851,800
Nike Inc.       Com      654106 10 3    206,159    2,474,600          X              5, 10, 11, 13, 16, 17    2,474,600
Outback
  Steakhouse
  Inc.          Com      689899 10 2     83,283    1,818,800          X              5, 10, 11, 13, 16, 17    1,818,800
Petrochina
  Co LTD        ADR      71646E 10 0      4,609       72,900          X              5, 13, 16                   72,900
                                         37,053      586,100          X              5, 10, 11, 13, 16, 17      586,100
Pier 1 Imports
  Inc.          Com      720279 10 8    145,840    8,000,000          X              5, 10, 11, 13, 16, 17    8,000,000
Proctor &
  Gamble Co.    Com      742718 10 9     33,390      630,000          X              5, 10, 11, 13, 16, 17      630,000
Sealed Air
  Corporation   Com      81211K 10 0     57,825    1,113,300          X              5, 13, 16                1,113,300
Servicemaster
  Company       Com      81760N 10 9     75,757    5,611,600          X              5, 10, 11, 13, 16, 17    5,611,600
Shaw
  Communications
  Inc.          Cl B     82028K 20 0    448,360   22,000,000          X              5, 10, 11, 13, 16, 17   22,000,000
Torchmark Corp. Com      891027 10 4      4,048       77,551          X              5, 1, 13, 16                77,551
                                         23,476      449,728          X              5, 2, 6, 16                449,728
                                         47,392      907,900          X              5, 13, 16                  907,900
                                         33,392      639,700          X              5, 12, 16                  639,700
USG Corporation Com      903293 40 5    215,540    6,500,000          X              5, 13, 16                6,500,000
Washington
  Post Co.      Cl B     939640 10 8    799,508      894,304          X              5, 13, 16                               894,304
                                        132,590      148,311          X              5, 1, 3, 7, 13, 16                      148,311
                                        579,460      648,165          X              5, 12, 16                               648,165
                                         33,065       36,985          X              5, 14, 16                                36,985
Wells Fargo &
  Co. Del       Com      949746 10 1    771,575   12,902,590          X              5, 2, 6, 16             12,902,590
                                         61,092    1,021,600          X              5, 4, 16, 18, 19, 20     1,021,600
                                          7,234      120,970          X              5, 12, 16                  120,970
                                         83,361    1,394,000          X              5, 14, 16                1,394,000
                                         59,800    1,000,000          X              5, 16                    1,000,000
                                      2,296,581   38,404,360          X              5, 13, 16               38,404,360
                                         36,171      604,860          X              5, 15, 16                  604,860
                                         50,830      850,000          X              5, 9, 16                   850,000
                                          8,970      150,000          X              5, 8, 16                   150,000
Wesco Finl
  Corp.         Com      950817 10 6  2,195,574    5,703,087          X              5, 4, 16                 5,703,087
                                    -----------
                                     11,325,449
                                    -----------
     GRAND TOTAL                    $35,241,352
                                    ===========